DIVIDEND PREFERENCE SHARES (Tables)	12 Months Ended
Dec. 31, 2025
DIVIDEND PREFERENCE SHARES
Schedule of dividend preference shares (DPS)

Preference shares	Year of issuance	No of shares	Dividend (%) (v)	Other principles
Dividend Preference Shares 1 (“DPS 1”)	2022	120,254,284	0.01%/year	(i), (ii), (iii), (iv), (vi)
Dividend Preference Shares 3 (“DPS 3”)	2022	916,612,490	9%/year	(i), (ii), (iii), (iv), (vi)
Dividend Preference Shares 4 (“DPS 4”)	2022	2,578,216,022	0.01%/year	(i), (iv)
Dividend Preference Shares 5 (“DPS 5”)	2024 and 2025	3,542,643,385	12%/year (unpaid dividends shall be accumulative)	(i), (ii), (iii), (iv), (vi)
TOTAL		7,157,726,181
(i)	Par value of share: 10,000 VND. These DPS carry no voting right and are not redeemable at the request of DPS shareholder.
(ii)	DPS shareholder has the right (but not the obligation) to convert DPS into ordinary shares of VinFast Vietnam and VinFast Investment and Development, as stipulated in the transaction documents.
(iii)

DPS shareholder has the right (but not the obligation) to exchange DPS into ordinary shares of the Company, as stipulated in the Share Exchange Agreements dated 31 December 2024 which were entered into between Vingroup JSC and the Company. The number of the Company’s ordinary shares to be issued shall be equal to the number of DPSs requested to be exchanged divided by a pre-determined exchange rate and rounded down to the nearest whole number. In all cases, the exchange rates shall be subject to customary adjustment terms.

(iv)

Unless DPSs have been converted into ordinary shares of VinFast Vietnam and VinFast Investment and Development before these companies are dissolved, liquidated, or bankrupt, in the event of these companies’ dissolution, liquidation, or bankruptcy, DPS shareholder shall have the same rights as ordinary shareholders to receive the remaining assets of these companies as specified in the transaction documents.

(v)	The payment of dividends shall be made provided that net retained earnings for the year of VinFast Vietnam and VinFast Investment and Development, after paying all dividends, is positive and the payment of dividends in the year does not lead to any breach of these companies’ obligations. Dividend may be paid at a time determined by shareholders of these companies.
(vi)

In October 2025, the conversion ratios and exchange ratios of DPS1, DPS3, DPS5 into common shares of VinFast Vietnam and the Company were modified after restructuring transaction (Note 3), which triggered extinguishment accounting. DPS1, DPS3 and DPS5, following this amendment, are still qualified for equity classification. As a result, DPS1, DPS3 and DPS5 were remeasured at fair value and the differences between its fair value and carrying amount at extinguishment date were recorded as a change in additional paid-in capital.